GOING CONCERN UNCERTAINTY - Merger Agreement (Details) - Apollo	Sep. 08, 2016 USD ($)
Merger agreement
Percentage of ownership to be held by parent, option holders, and warrant holders (as a percent)	4.20%
Percentage of ownership to be held by parent, if certain conditions not met (as a percent)	4.10%
Maximum amount of debt that can exceed net cash	$ 250,000